UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Managers Investment Group LLC

Address:   800 Connecticut Avenue
           Norwalk, CT 06854


Form 13F File Number: 28-11395


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patrick Spellman
Title:  SVP, Chief Compliance Officer
Phone:  203-299-3582

Signature,  Place,  and  Date  of  Signing:

/s/ Patrick Spellman               Norwalk, Connecticut               8/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-11612         Cadence Capital Management, LLC
---------------  ---------------------------------------------------------------
28-05835         Chicago Equity Partners, LLC
---------------  ---------------------------------------------------------------
28-00878         Essex Investment Management Company, LLC
---------------  ---------------------------------------------------------------
28-06902         Federated MDTA
---------------  ---------------------------------------------------------------
28-05582         First Quadrant, L.P.
---------------  ---------------------------------------------------------------
28-01185         Frontier Capital Management Co., LLC
---------------  ---------------------------------------------------------------
28-04145         Gannett Welsh & Kotler, LLC
---------------  ---------------------------------------------------------------
28-00694         J.P. Morgan Investment Management Inc.
---------------  ---------------------------------------------------------------
28-00398         Loomis Sayles & Co., LP
---------------  ---------------------------------------------------------------
28-00413         Lord, Abbett & Co. LLC
---------------  ---------------------------------------------------------------
28-06277         Next Century Growth Investors, LLC
---------------  ---------------------------------------------------------------
28-10952         Pacific Investment Management Company LLC
---------------  ---------------------------------------------------------------
28-11311         Ranger Investment Management L.P.
---------------  ---------------------------------------------------------------
28-10228         RBC Global Asset Management (U.S.) Inc.
---------------  ---------------------------------------------------------------
28-04884         The Renaissance Group LLC
---------------  ---------------------------------------------------------------
28-04021         Skyline Asset Management, L.P.
---------------  ---------------------------------------------------------------
28-03459         Smith Asset Management Group L.P.
---------------  ---------------------------------------------------------------
28-05015         Systematic Financial Management, LLP
---------------  ---------------------------------------------------------------
28-11092         TimesSquare Capital Management, LLC
---------------  ---------------------------------------------------------------
28-10163         Trilogy Global Advisors, LP
---------------  ---------------------------------------------------------------
28-05577         Urdang Investment Management, Inc.
---------------  ---------------------------------------------------------------
28-05670         WEDGE Capital Management L.L.P.
---------------  ---------------------------------------------------------------
28-03760         Yacktman Asset Management LP
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:  $       13,073
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-04975              Affiliated Managers Group, Inc.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- -----------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- ----- ------ ----
3M COMPANY COM                 COM              88579Y101   243.00     2708 SH       SOLE                 2708      0    0
AFFYMETRIX INC OCCAP STK       COM              00826T108    55.00    11716 SH       SOLE                11467      0  249
AGILENT TECHNOLOGIES INC COM   COM              00846U101   215.00     5467 SH       SOLE                 5396      0   71
AMERICAN EXPRESS CO            COM              25816109    221.00     3798 SH       SOLE                 3742      0   56
AMERISOURCEBERGEN CORP         COM              3.07E+108   211.00     5372 SH       SOLE                 5303      0   69
APPLE COMPUTER INC             COM              37833100    359.00      614 SH       SOLE                  605      0    9
AUTOZONE INC COM               COM              53332102    210.00      571 SH       SOLE                  562      0    9
BARD, C R INC                  COM              67383109    207.00     1924 SH       SOLE                 1895      0   29
CARNIVAL PAIRED CERTIFICATES   COM              143658300   244.00     7114 SH       SOLE                 7114      0    0
CBS CORP NEW CL B              COM              124857202   221.00     6751 SH       SOLE                 6644      0  107
CISCO SYS INC                  COM              17275R102   466.00    27153 SH       SOLE                27047      0  106
CNO FINL GROUP INC COM         COM              1.26E+107   106.00    13529 SH       SOLE                13244      0  285
COMCAST CORP NEW CL A          COM              20030N101   344.00    10769 SH       SOLE                10769      0    0
COOPER COS INC COM NEW         COM              216648402   200.00     2502 SH       SOLE                 2464      0   38
COVIDIEN PLC                   COM              G2554F113   358.00     6689 SH       SOLE                 6689      0    0
CSX CORP                       COM              126408103   354.00    15831 SH       SOLE                15831      0    0
CUMMINS ENGINE INC COM         COM              231021106   207.00     2138 SH       SOLE                 2107      0   31
CVS CORP                       COM              126650100   431.00     9228 SH       SOLE                 9167      0   61
DISCOVERY COMMUNICATNS NEW COM COM              25470F104   224.00     4147 SH       SOLE                 4084      0   63
DOLLAR TREE INC                COM              256746108   304.00     5653 SH       SOLE                 5555      0   98
EMC CORP MASS                  COM              268648102   254.00     9892 SH       SOLE                 9776      0  116
FLEXTRONICS INTL LTD ORD       COM              Y2573F102    86.00    13900 SH       SOLE                13900      0    0
GILEAD SCIENCES INC COM        COM              375558103   207.00     4043 SH       SOLE                 3996      0   47
HALLIBURTON CO COM             COM              406216101   288.00    10130 SH       SOLE                10130      0    0
HEADWATERS INC COM             COM              42210P102    71.00    13813 SH       SOLE                13522      0  291
INGERSOLL-RAND PLC             COM              G47791101   355.00     8413 SH       SOLE                 8413      0    0
INTL BUSINESS MACHINES         COM              459200101   446.00     2280 SH       SOLE                 2265      0   15
INTUIT INC COM                 COM              461202103   223.00     3751 SH       SOLE                 3700      0   51
J P MORGAN CHASE & CO COM      COM              46625H100   313.00     8771 SH       SOLE                 8771      0    0
JOHNSON & JOHNSON              COM              478160104   324.00     4795 SH       SOLE                 4795      0    0
KINGFISHER PLC SPONSORED ADR   FOREIGN COMMON S 495724403   114.00    12698 SH       SOLE                12698      0    0
KOHLS CORP                     COM              500255104   301.00     6606 SH       SOLE                 6606      0    0
KRAFT FOODS INC VA CL A        COM              50075N104   287.00     7434 SH       SOLE                 7434      0    0
MCKESSON HBOC INC.             COM              58155Q103   223.00     2376 SH       SOLE                 2340      0   36
METLIFE INC COM                COM              59156R108   279.00     9050 SH       SOLE                 9050      0    0
MICROSOFT CORP                 COM              594918104   489.00    15972 SH       SOLE                15874      0   98
MONSANTO CO NEW COM            COM              61166W101   247.00     2986 SH       SOLE                 2946      0   40
ORACLE SYS CORP                COM              68389X105   210.00     7057 SH       SOLE                 6951      0  106
PFIZER INC                     COM              717081103   296.00    12885 SH       SOLE                12885      0    0
PROCTER & GAMBLE COMPANY       COM              742718109   229.00     3746 SH       SOLE                 3746      0    0
QUALCOMM INC COM               COM              747525103   216.00     3884 SH       SOLE                 3836      0   48
ROPER INDS INC NEW COM         COM              776696106   214.00     2172 SH       SOLE                 2138      0   34
SYMANTEC CORP COM              COM              871503108   162.00    11074 SH       SOLE                10907      0  167
TIME WARNER CABLE INC COM      COM              88732J207   211.00     2570 SH       SOLE                 2531      0   39
TRW AUTOMOTIVE HLDGS CORP COM  COM              87264S106   281.00     7634 SH       SOLE                 7634      0    0
UNION PAC CORP                 COM              907818108   200.00     1675 SH       SOLE                 1650      0   25
UNITED TECHNOLOGIES CORP       COM              913017109   220.00     2917 SH       SOLE                 2917      0    0
UNITEDHEALTH GROUP INC         COM              91324P102   220.00     3758 SH       SOLE                 3698      0   60
WASTE MGMT INC DEL COM         COM              94106L109   236.00     7080 SH       SOLE                 7080      0    0
WELLS FARGO NEW                COM              949746101   364.00    10883 SH       SOLE                10883      0    0
WESTERN UN CO COM              COM              959802109   327.00    19394 SH       SOLE                19394      0    0


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